CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents ($12,222 and $13,175 attributable to the VIE)	$ 15,169	$ 17,080
Accounts receivable, net	1,981	1,351
Inventories, net	5,906	4,705
Investment in marketable securities	32,890	49,343
Marketable securities, pledged to creditor		238
Prepaid expenses and other current assets ($463 and $273 attributable to the VIE)	703	743
Total current assets	56,649	73,460
PROPERTY AND EQUIPMENT, NET	145	152
OTHER ASSETS
Long-term investment at cost		538
Intangibles, net	47	54
Right of use assets	4,285
Deposits and other assets	365	352
Total other assets	4,697	944
Total assets	61,491	74,556
CURRENT LIABILITIES
Accounts payable and accrued expenses ($104 and $0 attributable to the VIE)	11,455	9,122
Deferred rent		19
Operating lease liabilities	857
Other current liabilities	5,259	5,181
Notes payable, net	11,163	6,394
Notes payable to related parties, net	470	468
Convertible notes payable, net	13,867	11,253
Convertible notes payable to related parties, net	14,180	5,089
Total current liabilities	57,251	37,526
LONG-TERM LIABILITIES
Deferred rent		268
Operating lease liabilities	3,781
Other long-term liabilities	35,330	36,222
Warrant derivative liabilities	1,200	1,399
Notes payable, net	703	1,021
Convertible notes payable, net	450	5,485
Convertible notes payable to related parties, net		8,529
Total long-term liabilities	41,464	52,924
Total liabilities	98,715	90,450
STOCKHOLDERS’ DEFICIT
Preferred stock — par value $0.001 per share, 20,000,000 shares authorized, none issued and outstanding
Common stock — par value $0.001 per share, 100,000,000 shares authorized, 36,071,394 shares and 35,558,305 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	36	36
Additional paid-in capital	153,084	140,904
Accumulated other comprehensive income (loss)	(56)	(69)
Accumulated deficit	(189,503)	(156,668)
Total stockholders’ deficit	(36,439)	(15,797)
Noncontrolling interests	(785)	(97)
Total liabilities & stockholders’ deficit	$ 61,491	$ 74,556